Statement of Cash Flows, Cash and Cash Equivalents	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Statement of Cash Flows, Cash and Cash Equivalents [Abstract]
Cash and bank balances	RM 13,529,427	$ 3,211,734	RM 6,028,708	$ 1,347,047	RM 4,904,270	RM 1,945,602	RM 7,455,953
Deposits with licensed banks	9,507,734	2,257,029	7,873,265	1,759,192	5,130,252	3,654,545	775,793
As per statement of financial position	23,037,161	5,468,763	13,901,973	3,106,239	10,034,522	5,600,147	8,231,746
Bank overdraft	(1,489,911)	(353,688)	(1,465,600)	(327,472)
Deposit pledged with licensed banks	(9,507,734)	(2,257,029)	(7,873,265)	(1,759,192)	(5,130,252)	(3,654,545)	(775,793)
As per statement of cash flows	RM 12,039,516	$ 2,858,046	RM 4,563,108	$ 1,019,575	RM 4,904,270	RM 1,945,602	RM 7,455,953